Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
9.	Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not
subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the consolidated statements of operations.

Under the United States Internal Revenue Code of
1986,
as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a
4%
U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section
883
of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of
50%
of the gross shipping income that is attributable to transportation that begins or ends, but that does not
both begin and end, in the United States.

Under the Code, a corporation will be exempt from U.S. federal income tax if its stock is primarily and regularly traded on an established securities market in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States, which is referred to as the “Publicly Traded Test”. Under IRS regulations, a Company’s shares will be considered to be regularly traded on an established securities market if (i)
one
or more classes of its shares representing
50%
or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of share is traded on the market, other than in minimal quantities, on at least
60
days during the taxable year or
one
sixth
of the days in a short taxable year; and (B) the aggregate number of shares of such class of share traded on such market during the taxable year must be at least
10%
of the average number of shares of such class of share outstanding during such year or as appropriately adjusted in the case of a short taxable year.  Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not
be considered to be “regularly traded” on an established securities market for any taxable year in which
50%
or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own
5%
or more of the vote and value of such class of the Company’s outstanding shares (
“5%
Override Rule”).

For
2017
and
2019
the Company did
not
qualify for this exemption. The Company is subject to an effective
2%
United States federal tax on the U.S. source shipping income that is attributable to the transport of cargoes to or from the United States which is not
considered an income tax. The amount of this tax for the years ended
December 31, 2017
and
2018
was
$15,135
and
$19,726,
respectively
.
The amount of the
2017
tax was paid on
September 17, 2018
and the amount of the
2018
tax was paid on
June 15, 2019
and was recorded within "Vessel operating expenses" in the consolidated statements of operations when paid.

For the taxable years
2019
the Company believes that it was exempt from U.S. federal income tax of
4%
on U.S. source shipping income, as it believes that it satisfies the Publicly Traded Test for this year, although it is subject to the
5%
Override Rule, because the non-qualified
5%
shareholders did
not
own more than
50%
of the Company’s common stock for more than half of the days during the taxable year.